Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents (note 8)	$ 424,169	$ 445,452
Restricted cash - current (notes 10 and 15)	40,493	38,179
Accounts receivable, including non-trade of $7,883 (2017 - $15,273) and related party balances of $57,062 (2017 - $16,068)	174,031	159,859
Assets held for sale (note 18)	0	33,671
Net investment in direct financing leases (note 2)	12,635	9,884
Prepaid expenses and other (notes 1 and 15)	77,496	38,180
Current portion of loans to equity-accounted investments (note 22)	169,197	107,486
Total current assets	898,021	832,711
Restricted cash - non-current (notes 10 and 15)	40,977	68,543
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $1,270,460 (2017 - $1,293,447)	3,362,937	3,491,491
Vessels related to capital leases, at cost, less accumulated amortization of $178,178 (2017 – $51,290) (note 10)	2,067,254	1,272,560
Advances on newbuilding contracts and conversion costs (note 16a)	86,942	444,493
Total vessels and equipment	5,517,133	5,208,544
Net investment in direct financing leases - non-current (note 2)	562,528	486,106
Investments in and loans to equity-accounted investments (notes 4, 16b and 22)	1,193,741	1,276,618
Other non-current assets (notes 2, 15)	57,807	83,211
Intangible assets – net (note 6)	77,773	93,014
Goodwill (note 6)	43,690	43,690
Total assets	8,391,670	8,092,437
Current
Accounts payable	31,201	24,107
Accrued liabilities and other (notes 2, 7, 9, 15 and 20)	223,179	296,232
Loans from equity-accounted investments	75,292	49,100
Current portion of derivative liabilities (note 15)	12,205	80,423
Current portion of long-term debt (note 8)	242,137	800,897
Current obligation related to capital leases (note 10)	102,115	114,173
Total current liabilities	686,129	1,364,932
Long-term debt (note 8)	3,077,386	2,616,808
Long-term obligation related to capital leases (note 10)	1,571,730	1,046,284
Derivative liabilities (note 15)	56,352	48,388
Other long-term liabilities (notes 7, 9, 21)	133,045	136,369
Total liabilities	5,524,642	5,212,781
Commitments and contingencies (notes 8, 9, 10, 15 and 16)
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,435,210 shares outstanding and issued (2017 – 89,127,041)) (note 12)	1,045,659	919,078
Accumulated deficit	(234,395)	(135,892)
Non-controlling interest	2,058,037	2,102,465
Accumulated other comprehensive loss (note 1)	(2,273)	(5,995)
Total equity	2,867,028	2,879,656
Total liabilities and equity	$ 8,391,670	$ 8,092,437